Commitments (Details) - Schedule of lease payments for rent office under non-cancellable leases - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of lease payments for rent office under non-cancellable leases [Abstract]
Within one year	$ 19,925	$ 9,113
In the second to fifth years, inclusive	13,283
Total	$ 33,208	$ 9,113